Annual Fund Operating Expenses	Oct. 31, 2025
AllianzIM U.S. Large Cap Buffer10 Feb ETF | AllianzIM U.S. Large Cap Buffer10 Feb ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Large Cap Buffer20 Feb ETF | AllianzIM U.S. Large Cap Buffer20 Feb ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF | AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF | AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.74%
AllianzIM International Equity Buffer15 Uncapped Jan ETF | AllianzIM International Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.79%	[2]

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.